Trade and other receivables (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Trade and other receivables [Abstract]
Trade receivables	$ 236,406	$ 258,088
Tax receivables	56,554	50,663
Prepayments	22,616	12,074
Other accounts receivable	8,691	10,910
Trade and other receivables	324,267	$ 331,735
Increase in trade receivables	$ 28,000